UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06355

BlackRock Municipal Target Term Trust, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Target Term Trust, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—143.5%
			Alabama—3.4%
AAA	$ 9,450		Fed. Hwy. Fin. Auth. Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$ 9,593,735
AAA	5,000		Jefferson Cnty. Cap. Impvt., GO, Ser. A, 5.00%, 4/01/07, MBIA	No Opt. Call	5,143,800
AAA	1,000		Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,013,210

					15,750,745

			Alaska—2.5%
			Anchorage, GO,
AAA	1,750		Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,764,105
AAA	2,245		Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,288,104
AAA	1,335		Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,338,097
AAA	5,000		Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	5,015,800
AAA	1,000		Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,019,960

					11,426,066

			Arizona—2.5%
AAA	6,255		Maricopa Cnty. Pub. Fin. Corp. Lease Rev., 4.25%, 7/01/07, AMBAC	No Opt. Call	6,380,913
AAA	5,000		Trans. Brd. Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,070,750

					11,451,663

			Arkansas—1.1%
AAA	5,000		Univ. of Arkansas Athl. Fac. Rev., Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,031,450

			California—7.9%
AAA	6,000		California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,187,380
AAA	30,000		Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA	No Opt. Call	30,338,700

					36,526,080

			Colorado—8.9%
AAA	17,150		Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	17,947,990
AAA	1,015		El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,007,377
AAA	9,700		Met. Football Stad. Dist. Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,307,732
			Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A,
AAA	6,215		5.00%, 6/01/06, MBIA	No Opt. Call	6,300,518
AAA	5,470		5.00%, 6/01/07, MBIA	No Opt. Call	5,645,204
AAA	1,100		Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,091,167

					41,299,988

			Delaware—0.2%
AAA	1,050		Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,041,737

			Florida—2.2%
AAA	1,740		Delray Beach Utils. Tax, 3.50%, 6/01/07, FSA	No Opt. Call	1,754,459
AAA	1,255		Delray Beach, Decade of Excellence Prog., 3.50%, 2/01/07, FSA	No Opt. Call	1,263,685
AAA	1,645		Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,670,563
AAA	1,765	[3]	Orange Cnty. Tourist Dev. Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,795,676
AAA	2,000		Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,026,320
AAA	1,865		Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,912,110

					10,422,813

			Georgia—1.0%
AAA	4,805		Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	4,881,111

			Hawaii—4.8%
			Hawaii, GO,
AAA	5,675		Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,816,137
AAA	9,000		Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,104,490
AAA	1,265		Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,272,008
			Honolulu City & Cnty., GO,
AAA	2,275		Ser. A, 4.00%, 9/01/06, FSA	No Opt. Call	2,296,749
AAA	3,500		Ser. A, 5.80%, 1/01/07, FGIC	No Opt. Call	3,617,250

					22,106,634

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—17.9%
			Champain Cnty. Cmnty. #116, Ser. C,
AAA	$ 385	[3]	Zero Coupon, 1/01/07, FGIC	ETM	$ 370,693
AAA	680		Zero Coupon, 1/01/07, FGIC	No Opt. Call	654,174
AAA	995	[3]	Zero Coupon, 1/01/08, FGIC	ETM	926,325
AAA	1,765		Zero Coupon, 1/01/08, FGIC	No Opt. Call	1,640,285
AAA	2,665		Chicago Park Dist. Pkg. Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,664,920
AAA	1,565		Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,574,390
AAA	12,000		Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,180,600
			Cook Cnty. High Sch. Dist. Number 201 J. Sterling Morton Twnshp. Proj.,
AAA	6,790	[3]	Zero Coupon, 12/01/07, FGIC	ETM	6,344,916
AAA	430		Zero Coupon, 12/01/07, FGIC	No Opt. Call	401,560
			Du Page Cnty. Trans. Rev.,
AAA	4,815		4.50%, 1/01/07, FSA	No Opt. Call	4,902,007
AAA	5,390		4.50%, 1/01/09, FSA	No Opt. Call	5,593,634
			Illinois, GO, Ser. I,
AAA	15,080		3.25%, 11/01/06, FGIC	No Opt. Call	15,128,708
AAA	4,000		4.00%, 4/01/07, FSA	No Opt. Call	4,057,240
AAA	12,625		4.25%, 4/01/07, MBIA	No Opt. Call	12,851,240
AAA	1,000		Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,009,020
			Sales Tax, Ser. O,
AAA	5,900		Zero Coupon, 6/15/07	No Opt. Call	5,590,073
AAA	5,635		Zero Coupon, 6/15/08	No Opt. Call	5,122,553
AAA	2,000		Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,226,700

					83,239,038

			Indiana—3.0%
AAA	5,000		Bond Bank Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,063,550
AAA	9,000		Univ. Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,781,570

					13,845,120

			Iowa—0.9%
AAA	3,940		West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	3,999,849

			Kentucky—4.2%
AAA	12,610		Econ. Dev. Fin. Sys. Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,810,652
			Ppty. & Bldgs. Auth., Proj. No. 69,
AAA	2,035		Ser. B, 4.00%, 8/01/06, FSA	No Opt. Call	2,052,501
AAA	5,560		Ser. C, 4.00%, 8/01/06, FSA	No Opt. Call	5,607,816

					19,470,969

			Louisiana—4.5%
NR	7,530		MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,552,289
AAA	5,250		New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,106,675
AAA	3,555		Off. Facs. Corp. Lease Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,604,201
AAA	4,565		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,549,799

					20,812,964

			Massachusetts—2.7%
AAA	11,760		Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,506,760

			Michigan—3.5%
AAA	1,270	[3]	Detroit, GO, 3.00%, 4/01/07, MBIA	ETM	1,271,283
AAA	2,100		Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,125,788
AAA	5,000		Mun. Bd. Auth., Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,911,000
			Pub. Pwr. Agcy., Belle River Proj., Ser. A,
AAA	1,000		2.70%, 1/01/07, MBIA	No Opt. Call	993,960
AAA	2,000		5.00%, 1/01/07, MBIA	No Opt. Call	2,047,460
AAA	4,850		Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,904,805

					16,254,296

			Minnesota—1.6%
AAA	375		Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	02/05 @ 102	378,034
AAA	5,075		Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	5,209,944
AAA	1,150		Minneapolis Spec. Sch. Dist. No. 1 COP, Ser. A, 3.00%, 2/01/07, FSA	No Opt. Call	1,150,863
AAA	840		Minneapolis Spec. Sch. Dist. No. 1 COP, Ser. B, 3.25%, 2/01/07, FSA	No Opt. Call	843,326

					7,582,167

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Mississippi—0.4%
AAA	$ 1,935		Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	$ 1,960,426

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,860,780

			Nevada—1.5%
AAA	2,975		Clark Cnty. Library Dist., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	3,013,943
			Dept. of Bus. & Ind. Las Vegas Monorail Proj.,
AAA	800		Zero Coupon, 1/01/07, AMBAC	No Opt. Call	769,800
AAA	1,295		Zero Coupon, 1/01/08, AMBAC	No Opt. Call	1,194,262
AAA	2,005		Las Vegas Pub. Safety Bonds, GO, 4.00%, 4/01/07, FSA	No Opt. Call	2,034,273

					7,012,278

			New Jersey—2.5%
AAA	70		Elizabeth, GO, 6.60%, 8/01/06, MBIA	01/05 @ 100	70,392
AAA	8,565	[3]	Hwy. Auth. Garden St. Pkwy., 5.00%, 1/01/07, FGIC	ETM	8,784,093
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t Loan, 2.34%, 12/01/06, FSA	No Opt. Call	989,580
AAA	375	[3]	N. Jersey Dist. Wtr. Sply. Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	384,945
AAA	1,250		Warren Cnty. Fin. Auth. PCR, 6.55%, 12/01/06, MBIA	06/05 @ 100	1,256,837

					11,485,847

			New Mexico—0.4%
AAA	1,855		Fin. Auth. Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	1,870,415

			New York—9.8%
AAA	2,460		Dorm. Auth. Hosp. Rev., 3.00%, 2/15/07, XLCA	No Opt. Call	2,462,558
AAA	810		Env. Fac. Corp., PCR, Ser. D, 6.40%, 5/15/06	01/05 @ 102	821,632
AAA	9,220		Hsg. Fin. Agcy. Hsg. Proj. Mtg., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,341,151
AAA	1,040		Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,039,906
AAA	2,800		Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,825,340
			New York, Ser. E,
AAA	2,895	[3]	6.125%, 8/01/06, MBIA	ETM	2,971,602
AAA	7,105		6.125%, 8/01/06, MBIA	No Opt. Call	7,294,206
AAA	2,000		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	2,005,780
AAA	13,000		New York City, GO, Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	13,598,910
			Rochester, Ser. B,
AAA	1,805	[3]	4.00%, 2/15/07, MBIA	ETM	1,831,750
AAA	1,465		4.00%, 2/15/07, MBIA	No Opt. Call	1,486,711

					45,679,546

			North Carolina—1.3%
AAA	6,000		Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B, 6.00%, 1/01/06, CAPMAC	No Opt. Call	6,045,060

			Ohio—4.2%
AAA	1,000		American Mun. Pwr., Inc., Omega JV2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,011,910
AAA	4,585		Bldg. Auth. Admin. Bldg. Fd., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	4,678,167
AAA	10,000		Bldg. Auth. Correction Facs., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	10,201,300
AAA	2,170		Cincinnati City Sch. Dist. Sch. Impvt., GO, 4.00%, 12/01/06, MBIA	No Opt. Call	2,195,628
AAA	1,285		Milford Sch. Dist., GO, 3.25%, 12/01/06, FSA	No Opt. Call	1,289,317

					19,376,322

			Oklahoma—1.5%
AAA	6,660		Trans. Auth. Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	6,827,899

			Oregon—1.3%
AAA	2,020		Dept. of Admin. Svcs. COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,063,551
AAA	2,065		Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA	No Opt. Call	2,131,142
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	2,004,040

					6,198,733

			Pennsylvania—5.1%
AAA	1,500		Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth. Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	1,522,845
AAA	1,900		Dept. of Gen. Svcs. COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,914,858
AAA	1,345		Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,364,637
AAA	1,615		Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,636,770
AAA	2,950		Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	3,003,248
			Philadelphia, GO,
AAA	1,000		4.00%, 9/15/06, FSA	No Opt. Call	1,010,160
AAA	3,100		4.05%, 9/15/07, FSA	No Opt. Call	3,159,799
AAA	3,620		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,608,633

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Pennsylvania—(continued)
			Pocono Mtn. Sch. Dist., GO,
AAA	$ 875		4.50%, 4/01/07, FSA	No Opt. Call	$ 894,101
AAA	3,025		4.50%, 10/01/07, FSA	No Opt. Call	3,110,789
AAA	2,375		Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,405,851

					23,631,691

			Rhode Island—1.1%
AAA	1,865		Providence GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,882,811
AAA	3,400		Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,439,372

					5,322,183

			South Carolina—0.8%
AAA	1,715		Lexington Cnty. Sch. Dist. No. 1 COP, 3.00%, 3/01/07, AMBAC	No Opt. Call	1,716,372
AAA	$2,070		Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC	No Opt. Call	$2,041,413

					3,757,785

			Texas—16.7%
AAA	6,575		Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,631,939
AAA	1,095		Corpus Christi Bus. & Job Dev. Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,109,629
AAA	2,400		Corpus Christi Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,464,848
AAA	8,500		Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,293,110
AAA	6,355		Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,407,111
AAA	1,305		Dallas Wtr. Wks. & Swr. Sys., 3.00%, 4/01/07, FSA	No Opt. Call	1,303,682
AAA	2,280		Denton Util. Sys. Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,312,832
AAA	3,445		El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,490,061
AAA	1,000		Houston Area Wtr. Corp. Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,013,360
AAA	15,000		Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,596,950
NR	6,085		MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,103,012
AAA	2,915		Odessa Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	2,966,800
AAA	1,000		Pub. Fin. Auth., 3.00%, 2/01/07, FGIC	No Opt. Call	999,850
			Round Rock Indpt. Sch. Dist., GO, Ser. A,
AAA	2,465		4.25%, 8/01/06	No Opt. Call	2,491,351
AAA	1,000		4.25%, 8/01/07	No Opt. Call	1,019,650
AAA	8,115	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC	ETM	7,534,777
AAA	1,000		Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	989,810
AAA	5,000		Tarrant Regl. Wtr. Dist. Impvt., 3.00%, 3/01/07, FSA	No Opt. Call	4,998,550
AAA	3,000		Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,047,940

					77,775,262

			Utah—5.7%
			Utah, GO, Ser. B,
AAA	5,950		4.50%, 7/01/06	No Opt. Call	6,021,936
AAA	20,000		4.50%, 7/01/07	No Opt. Call	20,527,800

					26,549,735

			Washington—10.0%
AAA	1,325		Benton Cnty. Pub. Util. Dist. Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	1,336,369
AAA	3,000		Clark Cnty. Pub. Util., Dist. No. 1 Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,033,900
			King Cnty.,
AAA	75	[3]	3.50%, 12/01/06, MBIA	ETM	75,557
AAA	2,015		3.50%, 12/01/06, MBIA	No Opt. Call	2,026,989
AAA	3,085		King Cnty. Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,103,140
AAA	2,100		Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,124,318
AAA	12,875		Pub. Pwr. Sply. Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,592,007
			Seattle, GO, Ser. E,
AAA	1,700		Zero Coupon, 12/15/07, MBIA	No Opt. Call	1,569,270
AAA	1,345		Zero Coupon, 12/15/08, MBIA	No Opt. Call	1,198,610
			Snohomish Cnty. Pub. Util. Dist. Elec. Rev.,
AAA	5,620		4.125%, 12/01/06, FSA	No Opt. Call	5,689,800
AAA	1,250	[3]	6.55%, 1/01/07, FGIC	ETM	1,305,363
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	3,933,957
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,408,384
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,200,400

					46,598,064

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			West Virginia—1.7%
			Econ. Dev. Auth. Correctional Juvenille & Pub. Proj.,
AAA	$ 1,000		4.00%, 6/01/06, MBIA	No Opt. Call	$ 1,007,130
AAA	1,500		4.00%, 6/01/07, MBIA	No Opt. Call	1,522,305
AAA	5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,338,478

					7,867,913

			Wisconsin—5.9%
AAA	1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	1,396,615
AAA	5,000		Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	No Opt. Call	4,535,000
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,292,697
			Wisconsin, COP, Ser. A,
AAA	880		3.75%, 3/01/07, FSA	No Opt. Call	888,633
AAA	12,780		3.75%, 9/01/07, FSA	No Opt. Call	12,941,795
AAA	6,085		Wisconsin, GO, Ser. G, 4.00%, 5/01/07, MBIA	No Opt. Call	6,175,788

					27,230,528

			Total Long-Term Investments (cost $656,373,266)		666,699,917

			SHORT-TERM INVESTMENTS—2.4%
			Georgia—0.9%
F1+	4,395	[4]	De Kalb County Hsg. Auth., 4.50%, 10/06/05, FRWD	N/A	4,395,000

			Ohio—0.5%
VMIG1	2,100	[4]	Hamilton Cnty. Hosp. Facs. Proj., 2.75%, 10/06/05, FRWD	N/A	2,100,000

			Pennsylvania—0.6%
A-1	2,940	[4]	Higher Edl. Fac. Auth., 2.75%, 10/06/05, FRWD	N/A	2,940,000

			Puerto Rico—0.1%
A-1	400	[4]	Gov’t. Dev. Bank, 2.48%, 10/05/05, MBIA, FRWD	N/A	400,000

	Shares
	(000)

			Money Market Fund—0.3%
1,450			AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,450,000

			Total Short-Term Investments (cost $11,285,000)		11,285,000

			Total Investments—145.9% (cost $667,658,2665)		$ 677,984,917
			Other assets in excess of liabilities—2.3%		10,896,027
			Preferred shares at redemption value, including dividends payable—(48.2)%		(224,150,104)

			Net Assets Applicable to Common Shareholders—100%		$ 464,730,840

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[5]	Cost for Federal tax purposes is $667,521,108. The net unrealized appreciation on a tax basis is $10,463,809 consisting of $10,875,814 gross unrealized appreciation and $412,005 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Co.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
			XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal Target Term Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005